LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
Land use rights

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cost	368,101	617,808	89,574
Accumulated amortization	(30,866)	(41,788)	(6,059)
Land use rights, net	337,235	576,020	83,515

Carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2021	2022
	RMB	RMB	US$
Land use rights	135,821	115,895	16,803